UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments:

Putnam International Growth and Income Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and Defense (0.5%)
MTU Aero Engines Holding AG (Germany)	111,644	$4,713,258

Airlines (1.3%)
Singapore Airlines, Ltd. (Singapore)	1,121,540	12,692,995

Automotive (4.5%)
Bayerische Motoren Werke (BMW) AG (Germany)	121,942	6,733,786
DaimlerChrysler AG (Germany)	206,302	17,630,472
Denso Corp. (Japan)	191,600	6,186,843
Dongfeng Motor Group Co., Ltd. (China)	7,586,000	3,411,760
Renault SA (France)	54,060	5,980,756
Suzuki Motor Corp. (Japan)	222,000	5,598,977
		45,542,594

Banking (17.4%)
Allied Irish Banks PLC (Ireland)	458,995	9,779,210
Banco Santander Central Hispano SA (Spain)	1,655,594	32,974,274
Barclays PLC (United Kingdom)	1,424,316	12,792,681
BNP Paribas SA (France)	116,716	11,768,614
Commerzbank AG (Germany)	408,900	12,777,454
Daegu Bank (South Korea)	472,080	6,341,444
DBS Group Holdings, Ltd. (Singapore)	841,000	10,982,298
DnB Holdings ASA (Norway)	1,199,800	18,212,344
HBOS PLC (United Kingdom)	425,864	4,728,419
HSBC Holdings PLC (London Exchange) (United Kingdom)	733,220	12,066,169
KBC Groupe SA (Belgium)	100,112	12,977,854
Oversea-Chinese Banking Corp. (Singapore)	1,033,000	6,070,299
Societe Generale (France)	56,750	5,554,688
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	65,800	7,674,912
UniCredito Italiano SpA (Italy)	1,730,500	11,579,758
		176,280,418

Basic Materials (1.4%)
Anglo American PLC (United Kingdom)	230,392	13,831,850

Beverage (1.7%)
Britvic PLC (United Kingdom)	1,360,837	8,600,294
SABMiller PLC (United Kingdom)	387,564	8,483,392
		17,083,686

Chemicals (1.7%)
BASF AG (Germany)	79,900	10,757,436
LG Chemical, Ltd. (South Korea)	90,510	6,764,711
		17,522,147

Communications Equipment (2.0%)
Nokia OYJ (Finland)	451,753	14,287,650
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	3,251,000	6,381,055
		20,668,705

Computers (1.7%)
Mitsubishi Electric Corp. (Japan)	1,219,000	10,537,284
Wincor Nixdorf AG (Germany)	88,678	7,095,547
		17,632,831

Conglomerates (2.6%)
Investor AB Class B (Sweden)	469,200	10,564,010
Mitsubishi Corp. (Japan)	526,000	15,877,056
		26,441,066

Construction (0.8%)
Buzzi Unicem SpA (Italy)	318,015	7,884,712

Consumer (2.2%)
Christian Dior SA (France)	69,203	7,657,146
Matsushita Electric Industrial Co., Ltd. (Japan)	682,000	14,772,563
		22,429,709

Distribution (1.9%)
Jeronimo Martins, SGPS, SA (Portugal)	1,716,444	13,788,260
Marubeni Corp. (Japan)	728,000	5,300,120
		19,088,380

Electric Utilities (4.0%)
E.On AG (Germany)	80,257	14,852,339
Enel SpA (Italy)	1,941,592	20,591,562
Suez SA (France)	80,593	5,287,366

		40,731,267

Electrical Equipment (1.3%)
Bekaert SA (Belgium)	62,463	9,086,036
Tognum AG (Germany) (NON)	115,260	2,526,637
Tognum AG 144A (Germany) (NON)	79,200	1,736,159
		13,348,832

Electronics (1.7%)
Chartered Semiconductor Manufacturing, Ltd.
(Singapore) (NON)	8,298,000	4,364,517
Compal Electronics, Inc. (Taiwan)	5,077,445	4,873,317
Samsung Electronics Co., Ltd. (South Korea)	13,263	8,345,469
		17,583,303

Engineering & Construction (2.1%)
Chiyoda Corp. (Japan)	534,000	4,846,270
Daito Trust Construction Co., Ltd. (Japan)	189,900	9,788,267
Samsung Corp. (South Korea)	93,520	6,555,184
		21,189,721

Financial (2.9%)
Guoco Group, Ltd. (Hong Kong)	729,000	7,133,375
Onex Corp (Canada)	295,005	8,593,911
ORIX Corp. (Japan)	49,240	6,715,443
Shinhan Financial Group Co., Ltd. (South Korea)	132,160	6,981,081
		29,423,810

Food (5.1%)
Nestle SA (Switzerland)	61,623	30,789,784
Orkla ASA (Norway)	1,130,550	14,319,471
WM Morrison Supermarkets PLC (United Kingdom)	1,127,804	6,132,496
		51,241,751

Health Care Services (1.3%)
Suzuken Co., Ltd. (Japan)	330,800	13,600,882

Insurance (7.4%)
Allianz SE (Germany)	67,521	13,371,355
Axa SA (France)	542,073	19,667,936
ING Canada, Inc. (Canada)	247,200	8,773,785
ING Groep NV (Netherlands)	335,091	12,544,099
Zurich Financial Services AG (Switzerland)	66,408	20,911,299
		75,268,474

Investment Banking/Brokerage (1.6%)
3i Group PLC (United Kingdom)	441,205	7,260,650
Credit Suisse Group (Switzerland)	184,964	9,413,945
Deutsche Bank AG (Germany)	386	43,679
		16,718,274

Manufacturing (2.5%)
Cookson Group PLC (United Kingdom)	558,809	7,356,792
Glory, Ltd. (Japan)	587,100	12,481,468
NSK, Ltd. (Japan)	688,000	5,208,985
		25,047,245

Metals (4.0%)
Boliden AB (Sweden)	284,450	3,028,611
JFE Holdings, Inc. (Japan)	208,600	9,246,009
Salzgitter AG (Germany)	48,293	8,398,242
Teck Cominco, Ltd. Class B (Canada)	173,300	7,094,832
voestalpine AG (Austria)	183,246	12,724,749
		40,492,443

Natural Gas Utilities (0.7%)
Tokyo Gas Co., Ltd. (Japan)	1,686,000	6,813,658

Oil & Gas (9.5%)
BP PLC (United Kingdom)	2,908,250	29,522,879
China Petroleum & Chemical Corp. (China)	7,310,000	6,255,892
Lukoil ADR (Russia)	105,800	8,993,000
Petroleo Brasileiro SA ADR (Brazil)	74,790	7,636,807
Royal Dutch Shell PLC Class B (Netherlands)	323,630	10,882,574
Statoil ASA (Norway)	340,632	10,207,455
Total SA (France)	312,202	23,177,417
		96,676,024

Pharmaceuticals (3.0%)
Astellas Pharma, Inc. (Japan)	166,600	6,448,817
Ono Pharmaceutical Co., Ltd. (Japan)	220,300	10,648,275
Roche Holding AG (Switzerland)	48,866	9,195,585
UCB SA (Belgium)	105,703	3,670,885
		29,963,562

Railroads (0.5%)

Central Japan Railway Co. (Japan)	468	4,833,935

Real Estate (0.4%)
Great Eagle Holdings, Ltd. (Hong Kong) (R)	1,555,000	4,216,096

Retail (2.8%)
Lawson, Inc. (Japan)	251,400	11,117,870
Onward Kashiyama Co., Ltd. (Japan)	576,000	5,880,144
Pinault-Printemps-Redoute SA (France)	34,861	5,163,405
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	241,218	6,445,086
		28,606,505

Semiconductor (0.5%)
Greatek Electronics, Inc. (Taiwan)	3,881,520	5,233,553

Shipping (0.9%)
ComfortDelgro Corp., Ltd. (Singapore)	6,787,000	8,961,361

Telecommunications (5.2%)
BCE, Inc. (Canada)	325,200	10,991,830
Koninklijke (Royal) KPN NV (Netherlands)	596,729	10,076,807
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	2,525	10,887,986
Vodafone Group PLC (United Kingdom)	6,929,787	20,733,191
		52,689,814

Telephone (0.3%)
Telefonos de Mexico SA de CV (Telmex) (Mexico)	1,784,258	3,369,086

Tobacco (1.5%)
Japan Tobacco, Inc. (Japan)	3,091	15,467,399

Trucks & Parts (0.7%)
GKN PLC (United Kingdom)	1,232,442	7,434,540

TOTAL INVESTMENTS

Total investments (cost $986,794,561) (b)		$1,010,723,886

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $169,443,237) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$73,842,550	$70,960,874	4/16/08	$2,881,676
British Pound	37,032,507	37,067,656	6/18/08	(35,149)
Canadian Dollar	41,136,419	42,317,041	4/16/08	(1,180,622)
Euro	9,995,218	9,666,698	6/18/08	328,520
Japanese Yen	3,390,033	3,151,147	5/21/08	238,886
Swedish Krona	6,509,353	6,279,821	6/18/08	229,532

Total				$2,462,843

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $143,995,386) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$21,060,567	$20,666,362	4/16/08	$(394,205)
Canadian Dollar	3,499,710	3,564,507	4/16/08	64,797
Euro	41,765,919	40,367,426	6/18/08	(1,398,493)
Japanese Yen	37,683,563	35,843,517	5/21/08	(1,840,046)
Norwegian Krone	32,460,005	31,904,569	6/18/08	(555,436)
Swedish Krona	989,011	954,685	6/18/08	(34,326)
Swiss Franc	11,033,379	10,694,320	6/18/08	(339,058)

Total				$(4,496,767)

NOTES

(a) Percentages indicated are based on net assets of $1,014,429,743.

(b) The aggregate identified cost on a tax basis is $990,423,239, resulting in gross unrealized appreciation and depreciation of $113,806,612 and $93,505,965, respectively, or net unrealized appreciation of $20,300,647.

(NON) Non-income-producing security.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $456,849 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $209,737,934 and $218,959,602, respectively.

(R) Real Estate Investment Trust.

At March 31, 2008, liquid assets totaling $2,033,924 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2008 (as a percentage of Portfolio Value):

Japan	19.0%
United Kingdom	13.7
Germany	10.6
France	8.3
Switzerland	7.0
Singapore	4.3
Norway	4.2
Italy	4.0
Canada	3.5
South Korea	3.5
Netherlands	3.3
Spain	3.3
Belgium	2.5
Sweden	2.0
Brazil	1.5
Finland	1.4
Portugal	1.4
Austria	1.3
Hong Kong	1.1
Taiwan	1.0
Ireland	1.0
China	1.0
Russia	0.9
Other	0.2

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 30, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Advertising and Marketing Services (0.3%)
inVentiv Health, Inc. (NON)	36,700	$1,057,327

Aerospace and Defense (1.0%)
AAR Corp. (NON)	64,000	1,745,280
Aerovironment, Inc. (NON) (S)	92,230	1,886,102
		3,631,382

Agriculture (1.5%)
Andersons, Inc. (The) (S)	118,400	5,281,824

Banking (2.0%)
Bank of the Ozarks, Inc.	35,581	850,386
City Holding Co.	34,200	1,364,580
Columbia Banking Systems, Inc.	66,600	1,490,508
PremierWest Bancorp	162,468	1,626,305
United Bankshares, Inc.	63,700	1,697,605
West Coast Bancorp	20,107	293,361
		7,322,745

Biotechnology (6.4%)
Alexion Pharmaceuticals, Inc. (NON)	50,100	2,970,930
Illumina, Inc. (NON)	58,400	4,432,560
LifeCell Corp. (NON) (S)	100,400	4,219,812
Medicines Co. (NON)	236,100	4,769,220
Myriad Genetics, Inc. (NON) (S)	59,600	2,401,284
Orexigen Therapeutics, Inc. (NON)	154,254	1,588,816
Third Wave Technologies, Inc. (NON)	271,859	2,506,540
		22,889,162

Chemicals (3.0%)
Hercules, Inc.	243,300	4,449,957
Koppers Holdings, Inc.	138,100	6,119,210
		10,569,167

Commercial and Consumer Services (5.6%)
Dollar Financial Corp. (NON)	156,800	3,606,400
Exponent, Inc. (NON)	62,000	2,036,080
Healthcare Services Group, Inc.	147,000	3,034,080
Hill International, Inc. (NON)	176,000	2,201,760
HMS Holdings Corp. (NON)	131,400	3,751,470
Morningstar, Inc. (NON) (S)	58,000	3,558,300
TeleTech Holdings, Inc. (NON)	79,000	1,774,340
		19,962,430

Communications Equipment (1.3%)
CommScope, Inc. (NON)	36,000	1,253,880
Comtech Telecommunications Corp. (NON)	47,600	1,856,400
Foundry Networks, Inc. (NON)	146,400	1,695,312
		4,805,592

Computers (6.9%)
ANSYS, Inc. (NON) (S)	122,200	4,218,344
Atheros Communications (NON)	124,300	2,590,412
EPIQ Systems, Inc. (NON)	220,700	3,425,264
Magma Design Automation, Inc. (NON)	153,800	1,471,866
Micros Systems, Inc. (NON)	111,800	3,763,188
MSC.Software Corp. (NON)	163,000	2,117,370
Netezza Corp. (NON) (S)	253,600	2,401,592
Nuance Communications, Inc. (NON) (S)	186,700	3,250,447
Radiant Systems, Inc. (NON)	106,600	1,489,202
		24,727,685

Consumer Goods (0.9%)
Chattem, Inc. (NON) (S)	47,400	3,144,516

Consumer Services (0.6%)
Phase Forward, Inc. (NON)	120,130	2,051,820

Distribution (3.4%)
Beacon Roofing Supply, Inc. (NON)	154,746	1,547,460
LKQ Corp. (NON)	214,500	4,819,815
MWI Veterinary Supply, Inc. (NON)	85,218	3,004,787
Spartan Stores, Inc.	125,476	2,616,175
		11,988,237

Electrical Equipment (0.5%)
Molex, Inc.	79,100	1,831,956

Electronics (4.6%)
AuthenTec, Inc. (NON)	199,700	1,985,018
Axsys Technologies, Inc. (NON)	76,200	3,800,856

Intermec, Inc. (NON)	129,100	2,864,729
Intersil Corp. Class A	78,100	2,004,827
IPG Photonics Corp. (NON) (S)	137,547	2,158,112
Itron, Inc. (NON) (S)	29,000	2,616,670
Silicon Laboratories, Inc. (NON)	36,500	1,151,210
		16,581,422

Energy (5.6%)
Basic Energy Services, Inc. (NON) (S)	115,200	2,543,616
Bolt Technology Corp. (NON) (S)	109,800	2,023,614
Core Laboratories NV (Netherlands) (NON)	15,700	1,873,010
Dawson Geophysical Co. (NON)	30,600	2,065,500
Hercules Offshore, Inc. (NON) (S)	58,200	1,461,984
Mitcham Industries, Inc. (NON)	91,000	1,621,620
NATCO Group, Inc. (NON)	84,100	3,931,675
Oceaneering International, Inc. (NON)	33,500	2,110,500
Willbros Group, Inc. (Panama) (NON)	79,000	2,417,400
		20,048,919

Energy (Other) (0.9%)
Akeena Solar, Inc. (NON) (S)	423,636	3,257,761

Engineering & Construction (2.5%)
Aecom Technology Corp. (NON)	97,600	2,538,576
EMCOR Group, Inc. (NON)	195,300	4,337,613
ENGlobal Corp. (NON) (S)	224,200	1,916,910
		8,793,099

Environmental (1.2%)
Clean Harbors, Inc. (NON) (S)	64,500	4,192,500

Financial (1.3%)
FCStone Group, Inc. (NON)	161,615	4,476,736

Food (1.6%)
Cal-Maine Foods, Inc. (S)	50,400	1,682,352
Cosan, Ltd. Class A (Brazil) (NON)	127,300	1,568,336
Hain Celesial Group, Inc. (NON)	83,100	2,451,450
		5,702,138

Forest Products and Packaging (0.9%)
Silgan Holdings, Inc.	67,400	3,345,062

Health Care Services (1.3%)
IPC The Hospitalist Co., Inc. (NON)	68,700	1,358,886
Onyx Pharmaceuticals, Inc. (NON)	34,300	995,729
United Therapeutics Corp. (NON)	25,000	2,167,500
		4,522,115

Investment Banking/Brokerage (4.0%)
Evercore Partners, Inc. Class A	193,565	3,435,779
FBR Capital Markets Corp. (NON)	337,260	2,276,505
GFI Group, Inc.	51,954	2,976,964
Greenhill & Co., Inc.	38,370	2,669,017
KBW, Inc. (NON)	85,170	1,877,999
SWS Group, Inc.	83,513	1,021,364
		14,257,628

Machinery (4.0%)
Bucyrus International, Inc. Class A (S)	30,800	3,130,820
Columbus McKinnon Corp. (NON)	102,000	3,159,960
FLIR Systems, Inc. (NON)	83,600	2,515,524
Wabtec Corp.	150,500	5,667,830
		14,474,134

Manufacturing (3.1%)
Acuity Brands, Inc. (S)	65,800	2,826,110
AptarGroup, Inc.	92,000	3,581,560
LSB Industries, Inc. (NON) (S)	138,800	2,045,912
Tredegar Corp.	138,600	2,523,906
		10,977,488

Medical Technology (5.1%)
Hologic, Inc. (NON) (S) (SEG)	91,800	5,104,080
Meridian Bioscience, Inc.	146,400	4,894,152
Merit Medical Systems, Inc. (NON)	222,300	3,519,009
Volcano Corp. (NON)	234,560	2,932,000
Zoll Medical Corp. (NON)	64,900	1,725,691
		18,174,932

Metals (0.5%)
RBC Bearings, Inc. (NON)	50,500	1,875,065

Oil & Gas (0.8%)
Mariner Energy, Inc. (NON) (S)	107,500	2,903,575

Pharmaceuticals (2.2%)
Salix Pharmaceuticals, Ltd. (NON) (S)	678,694	4,262,198
Santarus, Inc. (NON) (S)	615,598	1,582,087
Sciele Pharma, Inc. (NON) (S)	98,100	1,912,950

		7,757,235

Restaurants (2.4%)
Domino's Pizza, Inc. (S)	130,100	1,755,049
McCormick & Schmick's Seafood Restaurants, Inc. (NON)	157,200	1,831,380
Morton's Restaurant Group, Inc. (NON)	204,660	1,622,954
Sonic Corp. (NON)	148,400	3,270,736
		8,480,119

Retail (5.3%)
Brown Shoe Co., Inc.	210,500	3,172,235
Cabela's, Inc. (NON) (S)	137,660	1,949,266
EZCORP, Inc. Class A (NON)	347,300	4,275,263
Iconix Brand Group, Inc. (NON)	123,800	2,147,930
Systemax, Inc. (S)	223,700	2,697,822
Wolverine World Wide, Inc.	165,500	4,801,155
		19,043,671

Semiconductor (1.1%)
MKS Instruments, Inc. (NON)	135,200	2,893,280
Tessera Technologies, Inc. (NON)	54,800	1,139,840
		4,033,120

Shipping (0.9%)
Kirby Corp. (NON)	54,200	3,089,400

Software (3.5%)
Blackboard, Inc. (NON)	52,800	1,759,824
Informatica Corp. (NON)	250,400	4,271,824
Interwoven, Inc. (NON)	313,700	3,350,316
MedAssets, Inc. (NON)	106,500	1,578,330
PROS Holdings, Inc. (NON)	130,100	1,632,755
		12,593,049

Technology Services (5.4%)
Cybersource Corp. (NON) (S)	133,525	1,950,800
Factset Research Systems, Inc. (S)	53,200	2,865,884
Global Sources, Ltd. (Bermuda) (NON) (S)	169,792	2,521,411
IHS, Inc. Class A (NON)	72,500	4,662,475
Sykes Enterprises, Inc. (NON)	132,000	2,321,880
Trizetto Group (NON)	200,600	3,348,014
Zix Corp. (NON) (S)	468,400	1,812,708
		19,483,172

Telecommunications (3.5%)
Centennial Communications Corp. (NON)	319,400	1,887,654
j2 Global Communications, Inc. (NON)	94,500	2,109,240
Nice Systems, Ltd. ADR (Israel) (NON)	67,800	1,913,316
NTELOS Holdings Corp.	125,500	3,037,100
Premiere Global Services, Inc. (NON)	256,700	3,681,078
		12,628,388

Textiles (1.4%)
G-III Apparel Group, Ltd. (NON)	115,606	1,551,433
Gymboree Corp. (The) (NON)	83,900	3,345,932
		4,897,365

Transportation (1.2%)
Hornbeck Offshore Services, Inc. (NON) (S)	96,000	4,384,320

Trucks & Parts (0.7%)
Amerigon, Inc. (NON)	159,800	2,365,040

Waste Management (1.2%)
Darling International, Inc. (NON)	327,186	4,237,059

Total common stocks (cost $358,599,374)		$355,838,355

SHORT-TERM INVESTMENTS (19.4%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	7,667,651	$7,667,651
Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$61,829,778	61,750,123

Total short-term investments (cost $69,417,774)		$69,417,774

TOTAL INVESTMENTS

Total investments (cost $428,017,148) (b)		$425,256,129

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Russell 2000 Index Mini (Long)	12	$828,000	Jun-08	$ 11,720

NOTES

(a) Percentages indicated are based on net assets of $357,438,310.

(b) The aggregate identified cost on a tax basis is $428,686,137, resulting in gross unrealized appreciation and depreciation of $39,153,222 and $42,583,230, respectively, or net unrealized depreciation of $3,430,008.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $59,685,782. The fund received cash collateral of $61,750,123 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $61,052 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $175,753,189 and $168,962,945, respectively.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $828,000 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 30, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 30, 2008